COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

		Shares/Units	Value
COMMON STOCK	98.9%
AUSTRALIA	2.7%
ENVIRONMENTAL SERVICES	1.0%
Cleanaway Waste Management Ltd.		5,329,925	$8,659,050

RAILWAYS	0.3%
Aurizon Holdings Ltd.		1,329,940	2,576,140

TOLL ROADS	1.4%
Transurban Group(a)		1,499,811	12,548,532

TOTAL AUSTRALIA			23,783,722

BRAZIL	2.5%
ELECTRIC	1.0%
Cia Paranaense de Energia — Copel		3,204,139	5,261,201
Equatorial Energia SA		647,237	3,629,504

			8,890,705

MARINE PORTS	1.5%
Santos Brasil Participacoes SA		5,486,487	12,796,948

TOTAL BRAZIL			21,687,653

CANADA	10.4%
MIDSTREAM	8.0%
Pembina Pipeline Corp.		648,590	25,942,699
South Bow Corp.		167,196	4,270,960
TC Energy Corp.		851,893	40,231,158

			70,444,817

RAILWAYS	2.4%
Canadian National Railway Co.		223,873	21,786,022

TOTAL CANADA			92,230,839

CHINA	1.5%
GAS DISTRIBUTION
ENN Energy Holdings Ltd., (H Shares)		1,618,100	13,349,957

FRANCE	0.9%
TOLL ROADS
Vinci SA		61,211	7,697,599

GERMANY	1.0%
ELECTRIC
RWE AG		237,557	8,481,857

HONG KONG	0.9%
ELECTRIC
Power Assets Holdings Ltd.		1,257,500	7,530,666

INDIA	2.1%
ELECTRIC	1.6%
NTPC Ltd.		3,244,989	13,591,577

MARINE PORTS	0.5%
JSW Infrastructure Ltd.		1,273,531	4,752,320

TOTAL INDIA			18,343,897

		Shares/Units	Value
ITALY	1.7%
ELECTRIC	0.9%
Enel SpA		1,031,490	$8,361,777

GAS DISTRIBUTION	0.8%
Italgas SpA		964,164	6,917,321

TOTAL ITALY			15,279,098

JAPAN	3.2%
ELECTRIC	1.6%
Chubu Electric Power Co., Inc.		505,200	5,466,629
Kansai Electric Power Co., Inc.		751,400	8,879,635

			14,346,264

GAS DISTRIBUTION	0.5%
Osaka Gas Co. Ltd.		182,900	4,125,280

RAILWAYS	1.1%
East Japan Railway Co.		493,500	9,712,727

TOTAL JAPAN			28,184,271

LUXEMBOURG	0.5%
COMMUNICATIONS
SES SA		768,403	4,536,571

MALAYSIA	1.1%
ELECTRIC
Tenaga Nasional Bhd.		3,160,400	9,529,274

MEXICO	2.2%
AIRPORTS
Grupo Aeroportuario del Sureste SAB de CV, Class B		727,281	19,871,444

NETHERLANDS	1.3%
MARINE PORTS
Koninklijke Vopak NV		267,005	11,577,368

NEW ZEALAND	0.7%
AIRPORTS
Auckland International Airport Ltd.		1,268,786	5,885,285

PHILIPPINES	1.8%
MARINE PORTS
International Container Terminal Services, Inc.		2,603,910	16,153,570

SPAIN	2.2%
AIRPORTS	1.6%
Aena SME SA(b)		60,220	14,104,097

COMMUNICATIONS	0.6%
Cellnex Telecom SA(b)		150,955	5,358,762

TOTAL SPAIN			19,462,859

THAILAND	0.8%
AIRPORTS
Airports of Thailand PCL		6,531,200	7,315,714

UNITED KINGDOM	2.5%
ELECTRIC
National Grid PLC		1,724,158	22,483,382

		Shares/Units	Value
UNITED STATES	58.9%
COMMUNICATIONS	5.6%
American Tower Corp.		157,346	$34,238,489
Crown Castle, Inc.		148,213	15,448,241

			49,686,730

ELECTRIC	31.4%
Alliant Energy Corp.		190,062	12,230,490
Ameren Corp.		189,525	19,028,310
CenterPoint Energy, Inc.		422,135	15,293,951
Consolidated Edison, Inc.		163,823	18,117,186
Dominion Energy, Inc.		181,512	10,177,378
Entergy Corp.		404,496	34,580,363
Evergy, Inc.		183,296	12,638,259
Exelon Corp.		519,182	23,923,907
NextEra Energy, Inc.(c)		608,251	43,118,913
PG&E Corp.		891,209	15,310,971
PPL Corp.		515,349	18,609,252
Public Service Enterprise Group, Inc.		246,314	20,271,642
WEC Energy Group, Inc.		244,729	26,670,566
Xcel Energy, Inc.		104,249	7,379,787

			277,350,975

ENVIRONMENTAL SERVICES	2.0%
GFL Environmental, Inc.		182,599	8,821,358
Waste Connections, Inc.		47,259	9,211,408

			18,032,766

GAS DISTRIBUTION	4.4%
NiSource, Inc.		731,902	29,341,951
Sempra		135,902	9,697,967

			39,039,918

MIDSTREAM	7.4%
Cheniere Energy, Inc.		19,457	4,502,350
Targa Resources Corp.		114,206	22,894,877
Venture Global, Inc., Class A		476,446	4,907,394
Williams Cos., Inc.		551,949	32,984,472

			65,289,093

RAILWAYS	7.2%
CSX Corp.		858,343	25,261,034
Union Pacific Corp.		161,494	38,151,343

			63,412,377

WATER	0.9%
Essential Utilities, Inc.		205,270	8,114,323

TOTAL UNITED STATES			520,926,182

TOTAL COMMON STOCK (Identified cost—$743,037,089)			874,311,208

		Shares/Units	Value
SHORT-TERM INVESTMENTS	0.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28%(d)		3,087,545	$3,087,545

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,087,545)			3,087,545

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$746,124,634)	99.3%		877,398,753
WRITTEN OPTION CONTRACTS (Premiums received—$70,984)	(0.0)		(72,529)
OTHER ASSETS IN EXCESS OF LIABILITIES	0.7		6,360,821

NET ASSETS	100.0%		$883,687,045

Exchange-Traded Option Contracts

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(e)	Premiums Received	Value
Call — Williams Cos., Inc.	$60.00	4/17/25	(436)	$(2,605,536)	$(41,014)	$(55,372)
Put — NextEra Energy, Inc.	67.50	4/17/25	(301)	(2,133,789)	(29,970)	(17,157)
			(737)	$(4,739,325)	$(70,984)	$(72,529)

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $19,462,859 which represents 2.2% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	All or a portion of the security is pledged in connection with written option contracts. $3,313,824 in aggregate has been pledged as collateral.
(d)	Rate quoted represents the annualized seven–day yield.
(e)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.

Sector Summary	% of Net Assets
Electric	42.0
Midstream	15.4
Railways	11.0
Gas Distribution	7.2
Communications	6.7
Airports	5.3
Marine Ports	5.1
Environmental Services	3.0
Toll Roads	2.3
Water	0.9
Other (includes short-term investments)	1.1

100.0

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at value:

	$		$		$		$
	Quoted Prices in Active Markets for Identical Investments (Level 1)		Other Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
Common Stock		$874,311,208		$—		$—		$874,311,208
Short-Term Investments		—		3,087,545		—		3,087,545

Total Investments in Securities(a)		$874,311,208		$3,087,545		$—		$877,398,753

Written Option Contracts		$(72,529)		$—		$—		$(72,529)

Total Derivative Liabilities(a)		$(72,529)		$—		$—		$(72,529)

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.